Basis of Presentation	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Basis of Presentation

1.  Basis of Presentation

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The consolidated financial statements as of June 30, 2011 and June 30, 2010 have been presented to reflect twelve months of activities and reflect the results of the Company and its consolidated subsidiaries. The consolidated financial statements of  the Company include the accounts of all subsidiaries. All intercompany accounts and transactions have been eliminated.